Financial assets, liabilities and financial results (telecom activities) - Cash flow hedge - By maturities and currencies (Details) - Dec. 31, 2023 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member] - Orange SA
€ in Millions, £ in Millions, zł in Millions, kr in Millions, $ in Millions, $ in Millions
	EUR (€)	HKD ($)	NOK (kr)	GBP (£)	USD ($)	PLN (zł)
Currency swap contract [member] | United Kingdom, Pounds | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £				£ 262
Currency swap contract [member] | United Kingdom, Pounds | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £				£ 2,250
Currency swap contract [member] | Hong Kong, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 939
Currency swap contract [member] | Norway, Krone | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr			kr 500
Currency swap contract [member] | Norway, Krone | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr			kr 800
Currency swap contract [member] | United States of America, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 4,200
Interest rate swap contract [member] | Euro Member Countries, Euro | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 350
FX Forward | United States of America, Dollars | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 120
Commodity swap | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						zł 10.0
Commodity swap | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						16.0
Commodity swap | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						17.0
Commodity swap | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						19.0
Commodity swap | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						zł 71.0